Schedule I - Condensed Financial Information Of Parent (Schedule Of Condensed Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents	$ 401	$ 513	$ 291	$ 527
Advances to affiliates	17	13
Income taxes receivable	211	183
Total current assets	5,121	6,480
Equipment	54,167	49,567
Accumulated depreciation	16,644	15,912
Net property, plant, and equipment	37,523	33,655
Income taxes receivable	176	386
Other	659	682
TOTAL ASSETS	52,449	49,750
Short-term borrowings	492	1,647
Other	2,012	1,836
Total current liabilities	6,256	7,749
Long-term debt	12,517	11,766
Other	2,020	2,136
Total noncurrent liabilities	32,867	29,648
Common stock	8,428	7,602
Reinvested earnings	4,747	4,712
Accumulated other comprehensive loss	(101)	(213)
Total shareholders' equity	13,074	12,101
TOTAL LIABILITIES AND EQUITY	52,449	49,750
PG&E Corporation [Member]
Cash and cash equivalents	207	209	240	193
Advances to affiliates	26	18
Income taxes receivable	33	8
Deferred income taxes	0	4
Total current assets	226	239
Equipment	1	14
Accumulated depreciation	(1)	(14)
Net property, plant, and equipment	0	0
Investments in subsidiaries	13,387	12,378
Other investments	102	94
Income taxes receivable	5	2
Deferred income taxes	178	143
Other	1	2
Total noncurrent assets	13,673	12,619
TOTAL ASSETS	13,939	12,858
Short-term borrowings	120	0
Accounts payable - other	48	21
Other	221	208
Total current liabilities	289	286
Long-term debt	349	349
Income taxes payable	0	57
Other	127	122
Total noncurrent liabilities	476	471
Common stock	8,428	7,602
Reinvested earnings	4,747	4,712
Accumulated other comprehensive loss	(101)	(213)
Total shareholders' equity	13,074	12,101
TOTAL LIABILITIES AND EQUITY	$ 13,939	$ 12,858